SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of total allowance for credit losses

Total allowance for
credit losses
Balance at December 31, 2023	4,282
Credit loss expense	(519)
Write-offs	(540)

Balance at December 31, 2024	3,223
Credit loss expense	3,181
Write-offs	(49)

Balance at December 31, 2025	6,355

Schedule of estimated useful lives

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Furniture, fixtures and equipment	3-5 years
Electronic equipment	3-5 years
Vehicles	4-5 years

Schedule of product revenues and segment profit (loss) generated by its segments

	Years Ended December 31,
	2023	2024	2025
B2C segment
Product revenues	357,975	261,197	223,217
Service revenues	19,388	16,900	11,601
Cost of products sold*	(297,979)	(214,403)	(190,936)
Segment profit for B2C Business	79,384	63,694	43,882

B2B segment
Product revenues	14,483,935	14,033,543	12,247,430
Service revenues	86,831	89,609	73,775
Cost of products sold*	(13,801,172)	(13,357,617)	(11,641,681)
Segment profit for B2B Business	769,594	765,535	679,524

Total segment profit	848,978	829,229	723,406
*

For segment reporting purpose, purchase rebate is allocated to B2C segment and B2B segment primarily based on the amount of cost of products sold for each segment. Cost of products sold does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses, which are recorded in the fulfillment expenses.

Schedule of reconciliation of the reportable segments' measures of profit or loss to consolidated loss before income taxes

	Years Ended December 31,
	2023	2024	2025

Total profit for reportable segments	848,978	829,229	723,406
Unallocated amounts:
Fulfillment expenses	(400,538)	(381,035)	(345,222)
Selling and marketing expenses	(448,387)	(313,897)	(258,643)
General and administrative expenses	(224,202)	(70,907)	(69,459)
Technology expenses	(124,341)	(69,635)	(60,391)
Other operating (expenses) income, net	(1,607)	8,359	7,932
Interest income	8,834	7,041	3,885
Interest expense	(20,141)	(28,331)	(35,572)
Foreign exchange gain (loss)	610	(909)	480
Other income (loss), net	7,612	(595)	11,082
Loss before income tax	(353,182)	(20,680)	(22,502)

Schedule of revenues from different product groups and services

	Years Ended December 31,
	2023	2024	2025
Product Revenues	14,841,910	14,294,740	12,470,647
Drugs	13,883,055	13,398,162	11,649,921
Nutritional supplements	631,122	550,464	434,685
Medical supplies and devices	157,504	144,282	152,351
Other products	170,229	201,832	233,690
Service Revenues	106,219	106,509	85,376
MP Service	70,271	65,536	56,749
Other Services	35,948	40,973	28,627
Total	14,948,129	14,401,249	12,556,023

Schedule of obligations under its reverse factoring arrangements

	As of December 31,
	2024	2025
The outstanding confirmed amount at the beginning of the year	98,109	—
The amount of obligation confirmed during the year	147,857	19,800
The amount of obligation paid during the year	(245,966)	—
The outstanding confirmed amount at the end of the year	—	19,800

Schedule of outstanding borrowings from factoring arrangement

	As of December 31,
	2024	2025
Outstanding borrowing at the beginning of the year	40,353	30,000
Borrowing received during the year	89,500	—
Borrowing repaid during the year	(99,853)	(30,000)
Outstanding borrowing at the end of the year	30,000	—

Schedule of guaranteed customer loans

	As of December 31,
	2024	2025
Outstanding guaranteed customer loans at the beginning of the year	54,999	33,435
Guaranteed during the year	473,597	33,663
Repaid by customers during the year	(495,161)	(67,037)
Outstanding guaranteed customer loans at the end of the year	33,435	61